Vessels, Port Terminal and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Property Plant And Equipment [Line Items]
Balance	$ 1,809,225
Additions	(42,707)
Impairment losses	(12,081)
Vessel disposals	(7,682)
Other disposals	(19)
Write offs	(34)
Vessel acquisition	10,202
Revaluation of vessels due to termination of capital lease obligation	0	$ 5,243
Transfers from deposits for vessels, port terminals and other fixed assets, net	32,032	$ 137,357
Balance	1,788,936
Cost
Property Plant And Equipment [Line Items]
Balance	2,553,047
Additions	5,111
Impairment losses	(48,007)
Vessel disposals	(7,682)
Other disposals	(156)
Write offs	(34)
Vessel acquisition	10,255
Transfers from deposits for vessels, port terminals and other fixed assets, net	32,032
Balance	2,544,566
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(743,822)
Additions	(47,818)
Impairment losses	35,926
Other disposals	137
Vessel acquisition	(53)
Balance	(755,630)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,809,225
Additions	(42,707)
Impairment losses	(12,081)
Vessel disposals	(7,682)
Other disposals	(19)
Write offs	(34)
Vessel acquisition	10,202
Transfers from deposits for vessels, port terminals and other fixed assets, net	32,032
Balance	$ 1,788,936